Debt - Summary of Detailed Information About Borrowings (Detail) $ in Thousands, $ in Thousands		6 Months Ended
	Apr. 21, 2022	Jun. 30, 2022 MXN ($)	Jun. 30, 2022 USD ($)	May 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	42.826
Borrowings		$ 1,819,881,615		$ 1,984,689	$ 2,211,701,630
6.875% Notes due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		6.875% Notes due 2025
Borrowing, Description		Petróleos Mexicanos
Borrowing, Guarantor		Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Borrowings			$ 901,836
6.700% Notes due 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		6.700% Notes due 2032
Borrowing, Description		Petróleos Mexicanos
Borrowing, Guarantor		Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics
Borrowings			$ 6,779,842